Commitments	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [Line Items]
Disclosure of commitments [text block]
12.	Commitments

The Company has commitments in respect of office leases requiring minimum payments (including a share of operating costs) of $258,045 as follows:

$

2018	53,429
2019	45,311
2020	46,487
2021 - 2023	112,818
258,045

The above lease commitment is related to a Vancouver office that is shared by Minco Silver and Minco Base Metal Corporation (note 13).

Minco Silver Corp [Member]
Disclosure of commitments [Line Items]
Disclosure of commitments [text block]	14.
Commitments
  The Company has the following commitments in respect of its portion of office leases in China and Canada;
$
2018	380,209
2019	63,333
2020	53,347
2021 – 2023	128,868
625,757